SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of options outstanding, beginning balance | shares	31,604	35,954
Weighted average exercise price, beginning balance | $ / shares	$ 112.05	$ 112.00
Number of options, forfeited | shares	(3,746)	(4,350)
Weighted average exercise price, forfeited | $ / shares	$ 113.55	$ 106.83
Number of options, expired | shares	(4,000)
Weighted average exercise price, expired | $ / shares	$ 80.00
Number of options outstanding, ending balance | shares	23,858	31,604
Weighted average exercise price, ending balance | $ / shares	$ 116.34	$ 112.05